Investment in equity investees (Details 2) ¥ in Millions, $ in Millions					1 Months Ended		3 Months Ended		12 Months Ended				48 Months Ended
	Jun. 18, 2021 CNY (¥) shares	Jun. 05, 2020 CNY (¥)	Jun. 03, 2019 CNY (¥)	Apr. 26, 2016	Mar. 31, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) item	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) item	Jun. 30, 2021 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Aug. 11, 2016
Equity method investments
Investments accounted for under the equity method							¥ 36,254		¥ 36,254		¥ 30,165
Equity method investment with the investment cost allocation
Carrying value of equity investment							36,254		36,254		30,165
Operating data:
Net income/(loss)									(4,467)	$ (701)	49,337	¥ 11,890
Balance sheet data:
Current assets							299,672		299,672		234,801			$ 47,024
Non-current assets							196,835		196,835		187,487			30,888
Current liabilities							221,636		221,636		174,017			34,779
Non-current liabilities							28,087		28,087		26,652			4,408
Non-controlling interests							36,661		36,661		16,943			5,753
Additional paid-in capital							182,578		182,578		153,358			$ 28,650
Impairment charges									574	$ 90	208	1,954
Equity Method Investments [Member]
Operating data:
Revenues									145,582		140,263	128,942
Gross profit									39,736		45,590	34,541
Income/(loss) from operation									1,877		5,157	(534)
Net income/(loss)									(250)		2,680	(565)
Net income/(loss) attributable to ordinary shareholders									675		3,292	(1,235)
Balance sheet data:
Current assets							150,304		150,304		129,535
Non-current assets							140,872		140,872		97,110
Current liabilities							109,790		109,790		97,669
Non-current liabilities							49,919		49,919		17,371
Non-controlling interests							973		973		1,119
Share of results of equity investees
Equity method investment with the investment cost allocation
Impairment charges in connection with the equity method									5,514		488	797
Yonghui Group
Equity method investments
Investments accounted for under the equity method							¥ 4,592		¥ 4,592		6,538
Percentage of the issued and outstanding ordinary shares (in percentage)							13.00%		13.00%					13.00%				10.00%
Total consideration in cash									¥ 6,462
Number of board seat held | item							2		2					2
Number of board seats | item							9		9					9
Dividend received									¥ 25		147	120
Equity method investment with the investment cost allocation
Carrying value of equity investment							¥ 4,592		4,592		6,538
Proportionate share of investee's net tangible assets and intangible assets							2,225		2,225		2,602
Positive(negative) basis difference							2,367		2,367		3,936
Positive (negative) basis difference has been assigned to goodwill							1,111		1,111		2,603
Positive (negative) basis difference has been assigned to amortizable intangible assets							1,674		1,674		1,777
Positive (negative) basis difference has been assigned to deferred tax liabilities							(418)		¥ (418)		(444)
Weighted average remaining life of the intangible assets									14 years	14 years
Aggregate market values							4,921		¥ 4,921		8,723
Balance sheet data:
Impairment charges								¥ 1,492
Dada Group
Equity method investments
Investments accounted for under the equity method							¥ 6,075		¥ 6,075		7,280
Percentage of the issued and outstanding ordinary shares (in percentage)							46.00%		46.00%					46.00%
Total consideration in cash											703		¥ 3,513
Number of board seat held | item							3		3					3
Number of board seats | item							9		9					9
Total consideration for equity investment												¥ 5,723	¥ 5,723
Equity method investment with the investment cost allocation
Carrying value of equity investment							¥ 6,075		¥ 6,075		7,280
Proportionate share of investee's net tangible assets and intangible assets							2,136		2,136		3,336
Positive(negative) basis difference							3,939		3,939		3,944
Positive (negative) basis difference has been assigned to goodwill							3,893		3,893		3,893
Positive (negative) basis difference has been assigned to amortizable intangible assets							61		61		68
Positive (negative) basis difference has been assigned to deferred tax liabilities							(15)		¥ (15)		(17)
Weighted average remaining life of the intangible assets									4 years	4 years
Aggregate market values							9,106		¥ 9,106		25,846
Balance sheet data:
Deemed disposal gain		¥ 5,229
Dada Group | Supply chain support
Equity method investments
Estimated useful lives (in years)				10 years
Dada Group | Traffic and other additional support
Equity method investments
Estimated useful lives (in years)				7 years
Dada Group | Non-compete Agreement
Equity method investments
Estimated useful lives (in years)				7 years
JD Technology
Equity method investments
Investments accounted for under the equity method						¥ 7,430	11,202		11,202						¥ 2,620
Percentage of the issued and outstanding ordinary shares (in percentage)						36.80%
Total consideration in cash					¥ 4,000	¥ 1,780
Equity method investment with the investment cost allocation
Carrying value of equity investment						¥ 7,430	11,202		11,202						¥ 2,620
Balance sheet data:
Additional paid-in capital							(901)		(901)		5,650
Percentage of equity interest					41.70%
ATRenew
Equity method investments
Investments accounted for under the equity method							¥ 2,832		¥ 2,832
Percentage of the issued and outstanding ordinary shares (in percentage)							33.00%		33.00%					33.00%
Estimated useful lives (in years)			5 years
Total consideration in cash	¥ 321		¥ 139
Number of board seat held | item							2		2					2
Number of board seats | item							7		7					7
Total consideration for equity investment							¥ 129		¥ 129		¥ 401					¥ 3,381	¥ 359
Common Stock Shares Subscribed | shares	2,333,333
Equity method investment with the investment cost allocation
Carrying value of equity investment							2,832		2,832
Proportionate share of investee's net tangible assets and intangible assets							2,209		2,209
Positive(negative) basis difference							623		623
Positive (negative) basis difference has been assigned to goodwill							35		35
Positive (negative) basis difference has been assigned to amortizable intangible assets							784		784
Positive (negative) basis difference has been assigned to deferred tax liabilities							(196)		¥ (196)
Weighted average remaining life of the intangible assets									8 years	8 years
Aggregate market values							2,832		¥ 2,832
Gain (loss) from changes in fair value of product	¥ 2,305
Balance sheet data:
Impairment charges							3,909
ATRenew | Ordinary shares
Equity method investments
Total consideration for equity investment							¥ 41		¥ 41